Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments and Risk Management [Abstract]
Schedule of Fair Value of Financial Instruments

Fair Value of Financial Instruments

	2024		2023
As at December 31 ($ thousands)	Fair Value	Carrying Value	Fair Value	Carrying Value
Financial assets at amortized cost:
Cash	67,419	67,419	109,475	109,475
Restricted cash	-	-	50	50
Accounts receivable	56,417	56,417	34,680	34,680
Financial liabilities at amortized cost:
Accounts payable and accrued liabilities	61,804	61,804	59,850	59,850
Long-term debt (Note 7)	371,161	343,852	394,082	396,780
Financial liabilities at fair value through profit or loss
Risk management contracts	248	248	417	417
Warrant liability	18,304	18,304	18,630	18,630

Schedule of Assets and Liability	The following table summarizes the gross asset and liability positions of the Company’s individual risk management contracts that are offset in the consolidated balance sheets:
($ thousands)	As at December 31, 2024	As at December 31, 2023
Gross amount	$(1,395)	$(417)
Amount offset	1,147	-
Risk management contracts – liability	$(248)	$(417)

Schedule of Gain (Loss) on Risk Management Contracts
	Year ended	Year ended
($ thousands)	December 31, 2024	December 31, 2023
Realized loss on risk management contracts	$(27,658)	$(10,182)
Unrealized gain on risk management contracts	169	26,587
Gain (loss) on risk management contracts	$(27,489)	$16,405

Schedule of Financial Commodity Risk Management Contracts

As at December 31, 2024, the following financial commodity risk management contracts were in place:

	WTI- Costless Collar					WTI Fixed Price Swaps
	Volume	Put Strike Price		Call Strike Price		Volume	Swap Price
Term	(bbls/d)	(US$/bbl)		($US/bbl)		(bbls/d)	(US$/bbl)
Q1 2025	8,600	US$	58.23	US$	84.46	800	US$	68.70
Q2 2025	8,600	US$	59.50	US$	86.34	800	US$	68.70
Q3 2025	8,600	US$	56.16	US$	80.72	800	US$	68.70
Q4 2025	8,600	US$	55.13	US$	78.51	800	US$	68.70

Subsequent to December 31, 2024, Greenfire terminated the above WTI Costless Collar risk management contracts and entered into the following financial commodity risk management contracts:

	WTI- Costless Collar			WTI Fixed Price Swaps
	Volume	Put Strike Price	Call Strike Price	Volume	Swap Price
Term	(bbls/d)	($/bbl)	($/bbl)	(bbls/d)	($/bbl)
Q1 2025	-	-	-	9,400	$101.19
Q2 2025	-	-	-	9,400	$100.87
Q3 2025	-	-	-	9,400	$101.03
Q4 2025	-	-	-	9,400	$100.88
Q1 2026	3,577	$82.00	$98.51	2,549	$96.95

Schedule of Net Income, Before Tax, Based on the Financial Risk Management Contracts

The following table illustrates the potential impact of changes in commodity prices on the Company’s net income, before tax, based on the financial risk management contracts in place at December 31, 2024:

As at December 31, 2024	$5.00/ bbl Change in WTI
($ thousands)	Increase	Decrease
Increase (decrease) to fair value of the WTI Fixed Price Swaps and Costless Collars	4,695	(5,250)

Schedule of Credit Risk	Credit Risk
As at December 31
($ thousands)	2024	2023
Trade receivables	$47,412	$22,452
Joint interest receivables	9,005	12,228
Accounts receivable	$56,417	$34,680

Schedule of Contractual Maturities of Financial Liabilities

The following table details the Company’s contractual maturities of its financial liabilities at December 31, 2024, and December 31, 2023:

As at December 31,	2024		2023
	Less than	Greater than	Less than	Greater than
($ thousands)	one year	one year	one year	one year
Accounts payable and accrued liabilities	$61,804	$-	$59,850	$-
Risk management contracts	248	-	417	-
Lease liabilities(1)	7,669	2,726	6,002	7,722
Long-term debt(2)	260,252	83,600	44,321	332,029
Total financial liabilities	$329,973	$86,326	$110,590	$339,751

(1)	Amounts represent the expected undiscounted cash payments.
(2)	Amounts represent undiscounted principal only and exclude interest and transaction costs.